Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Investment Funds IV, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000819940
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2025
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Dec. 31, 2025
BNY Mellon Floating Rate Income Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFLAX
BNY Mellon Floating Rate Income Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFLCX
BNY Mellon Floating Rate Income Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFLIX
BNY Mellon Floating Rate Income Fund | Class Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFLYX